Share-based Payments Arrangement - CHTSC's Outstanding Stock Options (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	1,083	3,174	4,328
Number of options, Options granted			0
Number of options, Options exercised	(1,002)	(2,049)	(1,082)
Number of options, Options forfeited	(41)	(42)	(72)
Number of options, Options outstanding at end of the year	40	1,083	3,174
Number of options, Options exercisable at end of the year	40	31	1,058
Weighted-average exercise price, Options outstanding at beginning of the year	$ 19.085	$ 19.085	$ 19.085
Weighted average exercise price, Options granted			0
Weighted average exercise price, Options exercised	19.085	19.085	19.085
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	19.085	19.085	19.085
Weighted average exercise price, Options exercisable at end of the year	$ 19.085	$ 19.085	$ 19.085
Number of options, Weighted average remaining contractual life (years)	11 months 19 days	1 year 11 months 19 days	2 years 11 months 19 days
Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	2,343	3,324	0
Number of options, Options granted			3,500
Number of options, Options exercised	(778)	(815)	0
Number of options, Options forfeited	(46)	(166)	(176)
Number of options, Options outstanding at end of the year	1,519	2,343	3,324
Number of options, Options exercisable at end of the year	7	7	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 19.085	$ 19.085	$ 0
Weighted average exercise price, Options granted			19.085
Weighted average exercise price, Options exercised	19.085	19.085	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	19.085	19.085	19.085
Weighted average exercise price, Options exercisable at end of the year	$ 19.085	$ 19.085	$ 0
Number of options, Weighted average remaining contractual life (years)	2 years 1 month 20 days	3 years 1 month 20 days	4 years 1 month 20 days